LEASES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Operating Leased Assets [Line Items]
Rent expense	$ 825,000	$ 825,000	$ 825,000
Minimum sublease rentals	$ 30,788,911
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	30 years
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases extended period	8 years